Consolidated Balance Sheets (Hong Kong Wetouch Electronics Technology Limited) (Parenthetical) - Hong Kong Wetouch Electronics Technology Limited [Member] - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value	$ 0.1288	$ 0.1288
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	10,000	10,000
Common stock, shares outstanding	10,000	10,000